Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	7 Months Ended		5 Months Ended		12 Months Ended
	Dec. 31, 2011 Successor Registrant		May 25, 2011 Predecessor Registrant		Dec. 31, 2010 Predecessor Registrant		Dec. 31, 2009 Predecessor Registrant
Revenues:
Satellite services	$ 59,714		$ 43,734		$ 105,781		$ 102,061
Broadband satellite services	7,433		5,190		12,910		12,384
Programming distribution services	7,563		4,786		10,071		10,594
Total Revenues	74,710		53,710		128,762		125,039
Cost of satellite services	6,191	[1]	4,401	[1]	11,405	[1]	12,884	[1]
Cost of broadband satellite services	1,388	[1]	685	[1]	2,821	[1]	2,249	[1]
Cost of Programming Distribution Services	4,393	[1]	2,625	[1]	5,387	[1]	5,331	[1]
Selling and administrative expenses	12,792	[1]	7,714	[1]	17,040	[1]	16,893	[1]
Depreciation and amortization	46,547		17,080		43,402		47,657
Recapitalization transactions expenses			28,766		16,443		3,324
Cost of services total	71,311		61,271		96,498		88,338
Operating income (loss)	3,399		(7,561)		32,264		36,701
Other (expenses) income:
Interest expense	(8,990)		(19,499)		(45,789)		(43,708)
Interest income	328		150		345		480
Foreign exchange (loss) gain-net	(1,461)		349		71		12
Loss before income tax	(6,724)		(26,561)		(13,109)		(6,515)
Income tax expense	12,133		2,199		779		13,233
Net loss	(18,857)		(28,760)		(13,888)		(19,748)
Less: Net income attributable to noncontrolling interest	25		3		444		406
Net loss attributable to Satelites Mexicanos, S. A. de C. V.	$ (18,882)		$ (28,763)		$ (14,332)		$ (20,154)

[1]	(i) Exclusive of depreciation and amortization shown separately below.